Document and Entity Information	9 Months Ended
Dec. 31, 2021
Document and Entity Information
Document Type	F-1
Entity Registrant Name	OCEANPAL INC.
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001869467
Amendment Flag	false